Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Going Concern [Abstract]
Reported net loss	$ (1,376,430)	$ (4,157,737)	$ (4,340,975)
Net operation cash outflow	(1,836,546)	(1,189,734)	$ (7,724,364)
Working capital	1,001,299
Accumulated deficit	$ (73,792,798)	$ (72,429,528)